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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 23066

Northern Lights Fund Trust IV

________________________________________________________________________

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

________________________________________________________________________

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (631) 470-2600

Date of fiscal year end: February 28, October 31

Date of reporting period: July 1, 2021- June 30, 2022

ITEM 1. PROXY VOTING RECORD:

Appended hereto as Exhibits 26 through 30 is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2022 with respect to which the Registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the Registrant cast its vote on the matter;

(h) How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the Registrant cast its vote for or against management.

Investment Company Report

Registrant: NORTHERN LIGHTS FUND TRUST IV - FMC Excelsior Focus Equity ETF			Item 1, Exhibit 26
Investment Company Act file number: 811-23066
Reporting Period: Fund Inception through June 30, 2022
BROOKFIELD ASSET MANAGEMENT INC.

Security	112585104	Meeting Type	Annual
Ticker Symbol	BAM	Meeting Date	10-Jun-2022
		Agenda	935643761 - Management

Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management

1	Election of Directors (Majority Voting)		Management
	1	M. Elyse Allan		For	For	For
	2	Angela F. Braly		For	For	For
	3	Janice Fukakusa		For	For	For
	4	Maureen Kempston Darkes		For	For	For
	5	Frank J. McKenna		For	For	For
	6	Hutham S. Olayan		For	For	For
	7	Seek Ngee Huat		For	For	For
	8	Diana L. Taylor		For	For	For
2	Ratify Appointment of Independent Auditors		Management	For	For	For
3	14A Executive Compensation		Management	For	For	For
4	S/H Proposal - Corporate Governance		Shareholder	Against	Against	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
	FMC EXCELSIOR		STATE		0	20-Jul-2022
	FOCUS EQUITY ETF		STREET BANK
			& TRUST CO

Page 1 of 3	20-Jul-2022

Investment Company Report

IAC/INTERACTIVECORP

Security	44891N208	Meeting Type	Annual
Ticker Symbol	IAC	Meeting Date	23-Jun-2022
		Agenda	935645880 - Management

Item	Proposal	Proposed by	Vote	Management Recommendation	For/Against Management

1a.	Election of Directors (Majority Voting)	Management	For	For	For
1b.	Election of Directors (Majority Voting)	Management	For	For	For
1c.	Election of Directors (Majority Voting)	Management	For	For	For
1d.	Election of Directors (Majority Voting)	Management	For	For	For
1e.	Election of Directors (Majority Voting)	Management	For	For	For
1f.	Election of Directors (Majority Voting)	Management	For	For	For
1g.	Election of Directors (Majority Voting)	Management	For	For	For
1h.	Election of Directors (Majority Voting)	Management	For	For	For
1i.	Election of Directors (Majority Voting)	Management	For	For	For
1j.	Election of Directors (Majority Voting)	Management	For	For	For
1k.	Election of Directors (Majority Voting)	Management	For	For	For
1l.	Election of Directors (Majority Voting)	Management	For	For	For
2.	14A Executive Compensation	Management	For	For	For
3.	Ratify Appointment of Independent Auditors	Management	For	For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
	FMC EXCELSIOR		STATE		0	20-Jul-2022
	FOCUS EQUITY ETF		STREET BANK
			& TRUST CO

Page 2 of 3	20-Jul-2022

Investment Company Report

BROOKFIELD ASSET MANAGEMENT REINSURANCE

Security	G16169107	Meeting Type	Annual and Special Meeting
Ticker Symbol	BAMR	Meeting Date	24-Jun-2022
ISIN		Agenda	935668232 - Management

Item	Proposal		Proposed by	Vote*	Management Recommendation	For/Against Management

1	Election of Directors		Management
	1	William Cox			For
	2	Anne Schaumburg			For
	3	Soonyoung Chang			For
	4	Lars Rodert			For
2	Ratify Appointment of Independent Auditors		Management		For
3	Approve Increase in Board Size		Management		For
4	Miscellaneous Corporate Actions		Management		For
5	Miscellaneous Corporate Actions		Management		For
6	Miscellaneous Corporate Actions		Management		For
7	Miscellaneous Corporate Actions		Management		For
8	Miscellaneous Corporate Actions		Management		For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
	FMC EXCELSIOR		STATE		0
	FOCUS EQUITY ETF		STREET BANK
			& TRUST CO

*	Not voted because ballot was not received in time.

Registrant: NORTHERN LIGHTS FUND TRUST IV - R3 Global Dividend Growth ETF									Item 1, Exhibit 27
Investment Company Act file number: 811-23066
Reporting Period: Fund Inception through June 30, 2022

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted (Y/N)	(h) Fund Vote	(i) For/Against Management Recommendation
1	No proxies voted March 30, 2022 through June 30, 2022
2
3
4
5
6
7
8
9
10
11
12
13
14
15
16
17
18
19
20
21
22
23
24
25
26
27
28
29
30

CONTENT KEY:
A.	Company Name - Company Name as it appeared on the ballot (e.g., Microsoft)
B.	Ticker - e.g., MSFT
C.	Security ID (cusip, isin, sedol) - as it appears on the ballot (e.g., 2383130)
D.	Meeting Type & Date - e.g., ANNUAL, SPECIAL; MM/DD/YYYY
E.	Agenda Item Number & Description - as it appeared on the ballot (e.g., 2. Approve Employee Stock Purchase Plan); identify each director considered for election.
F.	Management or Shareholder Proposal - identify whether the matter was proposed by the issuer or by a security holder (MGMT or SHAREHOLD)
G.	Voted - identify whether or not the registrant has voted on the matter (Y or N); if the matter was not voted include a footnote describing why the matter was not voted on.
H.	Fund Vote - FOR or AGAINST proposal, or ABSTAIN; FOR or WITHHOLD regarding election of directors
I.	Whether the registrant cast its vote for or against Management

Registrant: NORTHERN LIGHTS FUND TRUST IV - Main BuyWrite Fund									Item 1, Exhibit 28
Investment Company Act file number: 811-23066
Reporting Period: July 1, 2021 through June 30, 2022

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted (Y/N)	(h) Fund Vote	(i) For/Against Management Recommendation
1	No proxies voted. The Fund did not receice any proxies for the period July 1, 2021 to June 30, 2022.
2
3
4

CONTENT KEY:
A.	Company Name - Company Name as it appeared on the ballot (e.g., Microsoft)
B.	Ticker - e.g., MSFT
C.	Security ID (cusip, isin, sedol) - as it appears on the ballot (e.g., 2383130)
D.	Meeting Type & Date - e.g., ANNUAL, SPECIAL; MM/DD/YYYY
E.	Agenda Item Number & Description - as it appeared on the ballot (e.g., 2. Approve Employee Stock Purchase Plan); identify each director considered for election.
F.	Management or Shareholder Proposal - identify whether the matter was proposed by the issuer or by a security holder (MGMT or SHAREHOLD)
G.	Voted - identify whether or not the registrant has voted on the matter (Y or N); if the matter was not voted include a footnote describing why the matter was not voted on.
H.	Fund Vote - FOR or AGAINST proposal, or ABSTAIN; FOR or WITHHOLD regarding election of directors
I.	Whether the registrant cast its vote for or against Management

Registrant: NORTHERN LIGHTS FUND TRUST IV - Main Sector Rotation ETF	Item 1, Exhibit 29
Investment Company Act file number: 811-23066
Reporting Period: July 1, 2021 through June 30, 2022

Proxy Voting Record

Meeting Date Range: 01-Jul-2021 To 30-Jun-2022

Selected Groups

THE SELECT SECTOR SPDR TRUST
Security:	81369Y209		Meeting Type:	Special
Ticker:	XLV		Meeting Date:	29-Oct-2021
ISIN	US81369Y2090		Vote Deadline Date:	28-Oct-2021
Agenda	935496580	Management	Total Ballot Shares:	922677
Last Vote Date:	16-Sep-2021

Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	DIRECTOR		For	None
	1	Allison Grant Williams			803250	0	0	0
	2	Sheila Hartnett-Devlin			803250	0	0	0
	3	James Jessee			803250	0	0	0
	4	Teresa Polley			803250	0	0	0
	5	Ashley T. Rabun			803250	0	0	0
	6	James E. Ross			803250	0	0	0
	7	Rory Tobin			803250	0	0	0

Page 1 of 5	Tuesday, July 26, 2022

Proxy Voting Record

THE SELECT SECTOR SPDR TRUST
Security:	81369Y407		Meeting Type:	Special
Ticker:	XLY		Meeting Date:	29-Oct-2021
ISIN	US81369Y4070		Vote Deadline Date:	28-Oct-2021
Agenda	935496580	Management	Total Ballot Shares:	68681
Last Vote Date:	16-Sep-2021

Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	DIRECTOR		For	None
	1	Allison Grant Williams			29460	0	0	0
	2	Sheila Hartnett-Devlin			29460	0	0	0
	3	James Jessee			29460	0	0	0
	4	Teresa Polley			29460	0	0	0
	5	Ashley T. Rabun			29460	0	0	0
	6	James E. Ross			29460	0	0	0
	7	Rory Tobin			29460	0	0	0

Page 2 of 5	Tuesday, July 26, 2022

Proxy Voting Record

THE SELECT SECTOR SPDR TRUST
Security:	81369Y605		Meeting Type:	Special
Ticker:	XLF		Meeting Date:	29-Oct-2021
ISIN	US81369Y6059		Vote Deadline Date:	28-Oct-2021
Agenda	935496580	Management	Total Ballot Shares:	2133172
Last Vote Date:	16-Sep-2021

Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	DIRECTOR		For	None
	1	Allison Grant Williams			1598250	0	0	0
	2	Sheila Hartnett-Devlin			1598250	0	0	0
	3	James Jessee			1598250	0	0	0
	4	Teresa Polley			1598250	0	0	0
	5	Ashley T. Rabun			1598250	0	0	0
	6	James E. Ross			1598250	0	0	0
	7	Rory Tobin			1598250	0	0	0

Page 3 of 5	Tuesday, July 26, 2022

Proxy Voting Record

THE SELECT SECTOR SPDR TRUST
Security:	81369Y803		Meeting Type:	Special
Ticker:	XLK		Meeting Date:	29-Oct-2021
ISIN	US81369Y8030		Vote Deadline Date:	28-Oct-2021
Agenda	935496580	Management	Total Ballot Shares:	550521
Last Vote Date:	16-Sep-2021

Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	DIRECTOR		For	None
	1	Allison Grant Williams			483340	0	0	0
	2	Sheila Hartnett-Devlin			483340	0	0	0
	3	James Jessee			483340	0	0	0
	4	Teresa Polley			483340	0	0	0
	5	Ashley T. Rabun			483340	0	0	0
	6	James E. Ross			483340	0	0	0
	7	Rory Tobin			483340	0	0	0

Page 4 of 5	Tuesday, July 26, 2022

Proxy Voting Record

SCHWAB FUNDS
Security:	808524409		Meeting Type:	Special
Ticker:	SCHV		Meeting Date:	01-Jun-2022
ISIN	US8085244098		Vote Deadline Date:	31-May-2022
Agenda	935574675	Management	Total Ballot Shares:	584947
Last Vote Date:	29-Mar-2022

Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	DIRECTOR		For	None
	1	Walter W. Bettinger II			458640	0	0	0
	2	Richard A. Wurster			458640	0	0	0
	3	Robert W. Burns			458640	0	0	0
	4	Nancy F. Heller			458640	0	0	0
	5	David L. Mahoney			458640	0	0	0
	6	Jane P. Moncreiff			458640	0	0	0
	7	Kiran M. Patel			458640	0	0	0
	8	Kimberly S. Patmore			458640	0	0	0
	9	J. Derek Penn			458640	0	0	0
	10	Michael J. Beer			458640	0	0	0

Page 5 of 5	Tuesday, July 26, 2022

Registrant: NORTHERN LIGHTS FUND TRUST IV - Main Thematic Innovation ETF									Item 1, Exhibit 30
Investment Company Act file number: 811-23066
Reporting Period: July 1, 2021 through June 30, 2022

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted (Y/N)	(h) Fund Vote	(i) For/Against Management Recommendation
1	No proxies voted. The Fund did not recive any proxies for the period July 1, 2021 to June 30, 2022
2
3
4
5
6
7
8
9
10
11
12
13
14
15
16
17
18
19
20
21
22
23
24
25
26
27
28
29
30

CONTENT KEY:
A.	Company Name - Company Name as it appeared on the ballot (e.g., Microsoft)
B.	Ticker - e.g., MSFT
C.	Security ID (cusip, isin, sedol) - as it appears on the ballot (e.g., 2383130)
D.	Meeting Type & Date - e.g., ANNUAL, SPECIAL; MM/DD/YYYY
E.	Agenda Item Number & Description - as it appeared on the ballot (e.g., 2. Approve Employee Stock Purchase Plan); identify each director considered for election.
F.	Management or Shareholder Proposal - identify whether the matter was proposed by the issuer or by a security holder (MGMT or SHAREHOLD)
G.	Voted - identify whether or not the registrant has voted on the matter (Y or N); if the matter was not voted include a footnote describing why the matter was not voted on.
H.	Fund Vote - FOR or AGAINST proposal, or ABSTAIN; FOR or WITHHOLD regarding election of directors
I.	Whether the registrant cast its vote for or against Management

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title) /s/ Jennifer Farrell

Secretary of the Trust

Date: August 11, 2022